Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (12,908,000)	$ (11,978,000)	$ (15,950,000)	$ (10,053,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	366,000	377,000	501,000	299,000
Depreciation of rental equipment	57,000	5,000	26,000
Change in inventory reserves			432,000	60,000
Impairment of rental equipment			98,000
Amortization of debt discount	678,000	2,262,000	2,326,000	713,000
Fair value of common stock issued for financing costs	1,519,000	1,554,000	2,497,000
Loss on extinguishment of debt	4,310,000
Fair value of common stock issued for services	706,000	2,045,000	1,545,000	1,744,000
Fair value of vested options and warrants	2,133,000	1,309,000	2,721,000	1,768,000
Fair value of vested restricted stock units	224,000	225,000	388,000
Gain on forgiveness of SBA PPP loan				(38,000)
Changes in operating assets and liabilities
Accounts receivable	1,000	5,000	17,000	(17,000)
Inventory		(405,000)	(432,000)	(60,000)
Prepaid expenses and other current assets	76,000	26,000	87,000	(87,000)
Accounts payable and accrued expenses	552,000	956,000	1,176,000	368,000
Deferred revenues	(57,000)	4,000	104,000
Net cash used in operating activities	(2,343,000)	(3,615,000)	(4,464,000)	(5,303,000)
Cash Flows from Investing Activities
Purchase of property and equipment		(50,000)	(50,000)	(20,000)
Purchase of rental equipment		(228,000)	(228,000)
Deposits on purchase of equipment				(1,351,000)
Net cash used in investing activities		(278,000)	(278,000)	(1,371,000)
Cash Flows from Financing Activities
Proceeds from sales of common stock		1,620,000	1,620,000	5,245,000
Proceeds from exercise of warrants	114,000	1,558,000	1,558,000
Proceeds from notes payable – related party	180,000
Repayment of notes payable – related party	(10,000)
Proceeds from notes payable	1,062,000
Repayment of notes payable	(11,000)	(9,000)
Proceeds from convertible notes payable	712,000			3,034,000
Advances from related party	75,000
Deferred offering costs	52,000	(51,000)	134,000	(186,000)
Repayment of convertible notes payable		(100,000)	(100,000)
Repayment of loans payable			(13,000)	(7,000)
Repayment of patent purchase obligation				(100,000)
Net cash provided by financing activities	2,174,000	3,018,000	3,199,000	7,986,000
Net increase (decrease) in cash	(169,000)	(875,000)	(1,543,000)	1,312,000
Cash beginning of period	172,000	1,715,000	1,715,000	403,000
Cash end of period	3,000	840,000	172,000	1,715,000
Supplemental disclosures of cash flow information:
Cash paid for interest	6,000	5,000	7,000	3,000
Cash paid for income taxes
Noncash financing and investing activities:
Fair value of warrants recorded as a debt discount to convertible notes payable	76,000			2,482,000
Reclassification of vendor deposits to property and equipment		247,000	247,000
Reclassification of vendor deposits to inventory		30,000	30,000
Issuance of loan payable for vehicle purchase		49,000	49,000	40,000
Issuance of non-cancellable payable for insurance policy			$ 101,000
Common stock issued as debt discount to loans payable	1,313,000
Reclass of accrued interest on convertible notes payable to common shares subject to redemption by Company	686,000
Reclass of convertible notes payable to common shares subject to redemption by Company	3,373,000
Exchange of convertible notes payable with notes payable	$ 100,000